UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
 Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
MID CAP CORE PORTFOLIO
FORM N-Q
JULY 31, 2009

Legg Mason Partners Variable Mid Cap Core Portfolio

Schedule of Investment (unaudited)	July 31, 2009

Shares	Security	Value

COMMON STOCKS†— 92.5%
CONSUMER DISCRETIONARY — 14.2%
Hotels, Restaurants & Leisure — 4.2%
28,300	Bally Technologies Inc. *	$1,024,743
51,900	Burger King Holdings Inc.	883,338
19,000	Ctrip.com International Ltd., ADR *	973,750

	Total Hotels, Restaurants & Leisure	2,881,831

Household Durables — 2.3%
15,200	Black & Decker Corp.	571,520
11,900	Mohawk Industries Inc. *	613,802
28,300	Tempur-Pedic International Inc.	419,689

	Total Household Durables	1,605,011

Leisure Equipment & Products — 1.8%
377,400	Li Ning Co., Ltd.	1,256,369

Specialty Retail — 5.9%
62,700	American Eagle Outfitters Inc.	902,253
60,000	CarMax Inc. *	967,800
16,500	Sherwin-Williams Co.	952,875
25,300	Tractor Supply Co. *	1,213,641

	Total Specialty Retail	4,036,569

	TOTAL CONSUMER DISCRETIONARY	9,779,780

CONSUMER STAPLES — 2.0%
Food & Staples Retailing — 2.0%
49,000	Casey’s General Stores Inc.	1,344,070

ENERGY — 6.6%
Energy Equipment & Services — 5.0%
33,000	Baker Hughes Inc.	1,336,500
35,400	Bristow Group Inc. *	1,171,740
7,600	Diamond Offshore Drilling Inc.	683,012
84,900	ION Geophysical Corp. *	228,381

	Total Energy Equipment & Services	3,419,633

Oil, Gas & Consumable Fuels — 1.6%
44,800	Petrohawk Energy Corp. *	1,087,744

	TOTAL ENERGY	4,507,377

FINANCIALS — 15.7%
Capital Markets — 5.8%
24,500	AllianceBernstein Holding LP	505,680
60,700	Highlands Acquisition Corp. *	591,218
77,800	Invesco Ltd.	1,536,550
70,800	TD Ameritrade Holding Corp. *	1,312,632

	Total Capital Markets	3,946,080

Insurance — 4.6%
25,900	Allied World Assurance Holdings Ltd.	1,125,614
16,000	Arch Capital Group Ltd. *	995,040
15,600	PartnerRe Ltd.	1,070,004

	Total Insurance	3,190,658

Real Estate Investment Trusts (REITs) — 4.3%
10,800	Alexandria Real Estate Equities Inc.	411,588
66,000	Annaly Capital Management Inc.	1,112,100
179,300	Chimera Investment Corp.	641,894
11,800	Health Care REIT Inc.	472,708
47,200	Mission West Properties Inc.	328,040

	Total Real Estate Investment Trusts (REITs)	2,966,330

See Notes to Schedule of Investments.

Legg Mason Partners Variable Mid Cap Core Portfolio

Schedule of Investment (unaudited) (continued)	July 31, 2009

Shares	Security	Value

Thrifts & Mortgage Finance — 1.0%
42,500	People’s United Financial Inc.	$690,625

	TOTAL FINANCIALS	10,793,693

HEALTH CARE — 13.4%
Biotechnology — 3.5%
35,000	Onyx Pharmaceuticals Inc. *	1,257,200
14,200	OSI Pharmaceuticals Inc. *	479,818
18,900	Vertex Pharmaceuticals Inc. *	680,589

	Total Biotechnology	2,417,607

Health Care Providers & Services — 5.0%
67,900	AmerisourceBergen Corp.	1,338,988
23,600	Magellan Health Services Inc. *	763,696
28,800	Mednax Inc. *	1,334,880

	Total Health Care Providers & Services	3,437,564

Life Sciences Tools & Services — 1.2%
37,700	Pharmaceutical Product Development Inc.	783,029

Pharmaceuticals — 3.7%
75,500	Elan Corp. PLC, ADR *	594,940
30,700	Shire Ltd., ADR	1,375,667
28,000	XenoPort Inc. *	568,680

	Total Pharmaceuticals	2,539,287

	TOTAL HEALTH CARE	9,177,487

INDUSTRIALS — 12.0%
Aerospace & Defense — 1.9%
17,000	L-3 Communications Holdings Inc.	1,283,500

Commercial Services & Supplies — 2.2%
50,900	Corrections Corporation of America *	878,534
36,300	Covanta Holding Corp. *	613,107

	Total Commercial Services & Supplies	1,491,641

Construction & Engineering — 3.7%
51,000	Quanta Services Inc. *	1,188,810
47,200	Shaw Group Inc. *	1,389,568

	Total Construction & Engineering	2,578,378

Industrial Conglomerates — 1.5%
51,900	McDermott International Inc. *	1,014,126

Machinery — 2.7%
30,700	AGCO Corp. *	965,822
21,000	Parker Hannifin Corp.	929,880

	Total Machinery	1,895,702

	TOTAL INDUSTRIALS	8,263,347

INFORMATION TECHNOLOGY — 18.0%
Communications Equipment — 1.7%
43,400	Juniper Networks Inc. *	1,134,042

Computers & Peripherals — 1.8%
77,400	Palm Inc. *	1,217,502

Internet Software & Services — 2.7%
24,500	Digital River Inc. *	866,075
47,200	VeriSign Inc. *	964,768

	Total Internet Software & Services	1,830,843

IT Services — 1.4%
42,500	Fidelity National Information Services Inc.	995,350

See Notes to Schedule of Investments.

Legg Mason Partners Variable Mid Cap Core Portfolio

Schedule of Investment (unaudited) (continued)	July 31, 2009

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 3.1%
39,200	Lam Research Corp. *	$1,178,352
36,300	Microchip Technology Inc.	977,559

	Total Semiconductors & Semiconductor Equipment	2,155,911

Software — 7.3%
54,200	Autodesk Inc. *	1,182,102
39,600	Blackboard Inc. *	1,345,212
49,500	Check Point Software Technologies Ltd. *	1,321,155
42,500	MICROS Systems Inc. *	1,164,075

	Total Software	5,012,544

	TOTAL INFORMATION TECHNOLOGY	12,346,192

MATERIALS — 4.6%
Chemicals — 1.8%
47,000	Celanese Corp., Series A Shares	1,207,900

Metals & Mining — 2.8%
17,900	Agnico-Eagle Mines Ltd.	1,048,045
33,000	Allegheny Technologies Inc.	893,640

	Total Metals & Mining	1,941,685

	TOTAL MATERIALS	3,149,585

UTILITIES — 6.0%
Electric Utilities — 1.5%
40,100	Allegheny Energy Inc.	1,010,921

Independent Power Producers & Energy Traders — 1.8%
44,850	NRG Energy Inc. *	1,220,368

Multi-Utilities — 2.7%
82,600	CenterPoint Energy Inc.	995,330
17,000	Sempra Energy	891,310

	Total Multi-Utilities	1,886,640

	TOTAL UTILITIES	4,117,929

	TOTAL COMMON STOCKS (Cost — $63,099,387)	63,479,460

WARRANTS — 0.0%
Capital Markets — 0.0%
60,700	Highlands Acquisition Corp., Expires 10/3/12* (Cost — $49,288)	6,070

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $63,148,675)	63,485,530

See Notes to Schedule of Investments.

Legg Mason Partners Variable Mid Cap Core Portfolio

Schedule of Investment (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENT‡ — 6.6%
Repurchase Agreement — 6.6%
$4,535,000	Interest in $187,440,000 joint tri-party repurchase agreement dated 7/31/09 with Deutsche Bank Securities Inc., 0.190% due 8/3/09; Proceeds at maturity — $4,535,072; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.125% due 3/12/10 to 4/23/14; Market value - $4,625,705) (Cost — $4,535,000)	4,535,000

	TOTAL INVESTMENTS — 99.1% (Cost — $67,683,675#)	68,020,530

	Other Assets in Excess of Liabilities — 0.9%	619,052

	TOTAL NET ASSETS — 100.0%	$68,639,582

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Schedule of Investments.

*	Non-income producing security.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Mid Cap Core Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio adopted Statement of Financial Accounting Standards No. 157 (FAS “157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		OTHER
		SIGNIFICANT	SIGNIFICANT
	QUOTED	OBSERVABLE	UNOBSERVABLE
	PRICES	INPUTS	INPUTS
	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL

Common stocks †	$63,485,530	—	—	$63,485,530
Short-term investments †	—	$4,535,000	—	4,535,000

Total	$63,485,530	$4,535,000	—	$68,020,530

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)
(c) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,210,527
Gross unrealized depreciation	(7,873,672)

Net unrealized appreciation	$336,855

3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
At July 31, 2009, the Portfolio did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: September 28, 2009